Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Reconciliation of Revenue and Operating Income from Segments to Consolidated
Following are the operating results for the years ended December 31:

	2016		2015		2014
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$9,791.7	$492.8	$9,108.6	$713.2	$9,087.0	$683.0
Direct	9,396.5	412.2	8,185.9	403.4	7,474.0	423.4
Total Personal Lines[1]	19,188.2	905.0	17,294.5	1,116.6	16,561.0	1,106.4
Commercial Lines	2,421.3	155.2	1,995.9	318.3	1,837.5	315.8
Property[2]	864.5	32.5	609.1	61.3	—	—
Other indemnity[3]	0	(1.6)	(0.4)	(1.0)	0	(11.9)
Total underwriting operations	22,474.0	1,091.1	19,899.1	1,495.2	18,398.5	1,410.3
Fees and other revenues[4]	332.5	NA	302.0	NA	309.1	NA
Service businesses	103.3	11.3	86.3	8.8	56.0	5.1
Investments[5]	530.0	507.6	567.3	544.5	632.6	613.7
Gains (losses) on extinguishment of debt	1.6	1.6	(0.9)	(0.9)	(4.8)	(4.8)
Interest expense	NA	(140.9)	NA	(136.0)	NA	(116.9)
Consolidated total	$23,441.4	$1,470.7	$20,853.8	$1,911.6	$19,391.4	$1,907.4
NA = Not Applicable
[1] Personal auto insurance accounted for 92% of the total Personal Lines segment net premiums earned in 2016, 2015, and 2014; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, manufactured homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
2 We began reporting our Property business as a segment on April 1, 2015, upon acquisition of a controlling interest in ARX; therefore, the year ended 2015 only includes results for nine months and is not comparable to results reported for 2016. During 2016 and 2015, pretax loss also includes $62.1 million and $46.8 million, respectively, of amortization expense predominately associated with the acquisition of a controlling interest in ARX. Although this expense is included in our Property segment, it is not reported in the consolidated results of ARX and, therefore, will not affect the value of the net income attributable to the noncontrolling interest.
[3] Our professional liability group recognized $0.4 million of reinstatement premiums paid to our reinsurers pursuant to their reinsurance contracts during 2015. This premium reduction was reflected in our companywide total results.
[4] Pretax profit (loss) for fees and other revenues are allocated to operating segments.
[5] Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.

Underwriting Margins and Combined Ratios for our Underwriting Operations
Following are the underwriting margins/combined ratios for our underwriting operations for the years ended December 31:

	2016		2015		2014
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	5.0%	95.0	7.8%	92.2	7.5%	92.5
Direct	4.4	95.6	4.9	95.1	5.7	94.3
Total Personal Lines	4.7	95.3	6.5	93.5	6.7	93.3
Commercial Lines	6.4	93.6	15.9	84.1	17.2	82.8
Property[1]	3.8	96.2	10.1	89.9	NA	NA
Other indemnity[2]	NM	NM	NM	NM	NM	NM
Total underwriting operations	4.9	95.1	7.5	92.5	7.7	92.3
NA = Not Applicable; Property business written prior to April 2015 was negligible.
1 We began reporting our Property business as a segment on April 1, 2015, when we acquired a controlling interest in ARX; therefore, the year ended 2015 only includes results for nine months and is not comparable to results reported for 2016. Included in both 2016 and 2015 is 7.2 points and 7.7 points, respectively, of amortization expense predominately associated with the acquisition of a controlling interest in ARX.
[2] Underwriting margins/combined ratios are not meaningful (NM) for our other indemnity businesses due to the low level of premiums earned by, and the variability of loss costs in, such businesses.